Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total
Total	$ 3,831	$ 5,464
Derivative financial instruments
Total
Total	2,100	4,668
Success fee to pay
Total
Total	432	460
Security deposits
Total
Total	196	184
Other
Total
Total	$ 1,103	$ 152